Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Non-Current Financial Asset (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Non-Current Financial Asset [Line Items]
Valuation technique	Valuation multiples
Significant unobservable input	Volatility 2026: 39% (2025: 36%)	Volatility 2025: 36% (2024: 50%
Relationship of significant unobservable inputs to fair value	A significant increase in volatility would result in a significant decrease in fair value, and vice versa	A significant increase in volatility would result in a significant decrease in fair value, and vice versa
Sensitivity of fair value to the input		A
Unlisted Equity Investments [Member]
Schedule of Non-Current Financial Asset [Line Items]
Valuation technique		Valuation multiples
Significant unobservable input	Average EV/S multiple of peers 2026: 4.45x (2025: 3.82x)	Average EV/S multiple of peers 2025: 3.82x (2024: 4.82x
Relationship of significant unobservable inputs to fair value	A significant increase in average EV/S multiple of peers would result in a significant increase in fair value, and vice versa	A significant increase in average EV/S multiple of peers would result in a significant increase in fair value, and vice versa
Sensitivity of fair value to the input		10% increase in volatility would result in decrease in fair value of non-current financial asset by US$6,240 (2024: US$6,060) and a 10% decrease in volatility would result in increase in fair value of non-current financial asset by US$5,666 (2024: US$6,060)